PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

	2023	2022
Cost	1,212,747,831	1,179,854,760
Accumulated depreciation	(730,619,923)	(701,933,319)
Total	482,127,908	477,921,441
Land	6,157,733	6,210,098
Plant and buildings	78,991,885	79,190,529
Machinery, equipment and spare parts	339,259,490	349,634,093
Transportation and load vehicles	6,841,896	7,173,697
Furniture and fixtures	532,842	574,137
Fields and quarries	33,757,180	29,449,339
Tools	624,447	543,136
Construction in process	15,962,435	5,146,412
Total	482,127,908	477,921,441
Cost

	Land	Buildings	Machinery, equipment and spare parts	Transportation and load vehicles	Furniture and fixtures	Fields and quarries	Tools	Works in process	Total
Balance as of January 1, 2022	6,219,522	300,979,660	608,464,616	75,590,036	21,357,079	128,964,236	4,166,935	11,494,837	1,157,236,921
Additions	-	488,183	-	-	-	233,520	-	26,205,979	26,927,682
Disposal	(9,424)	(1,964,150)	(370,246)	(691,216)	(10,381)	(1,257,868)	(6,558)	-	(4,309,843)
Transfers	-	3,852,949	14,752,704	3,364,005	428,916	10,024,085	131,745	(32,554,404)	-
Balance as of December 31, 2022	6,210,098	303,356,642	622,847,074	78,262,825	21,775,614	137,963,973	4,292,122	5,146,412	1,179,854,760
Additions	72	858,529	-	-	-	423,695	-	35,841,852	37,124,148
Disposal	(52,437)	(2,328,480)	(1,231,979)	(617,440)	(741)	-	-	-	(4,231,077)
Transfers	-	4,725,307	6,500,298	1,876,150	163,076	11,479,491	281,507	(25,025,829)	-
Balance as of December 31, 2023	6,157,733	306,611,998	628,115,393	79,521,535	21,937,949	149,867,159	4,573,629	15,962,435	1,212,747,831
Accumulated depreciation and impairment in value

	Buildings	Machinery, equipment and spare parts	Transportation and load vehicles	Furniture and fixtures	Fields and quarries	Tools	Total
Balance as of January 1, 2022	(217,764,600)	(256,984,789)	(66,566,633)	(20,780,972)	(98,460,911)	(3,541,684)	(664,099,589)
Disposal	1,782,024	298,150	601,469	10,381	1,164,835	6,558	3,863,417
Depreciation	(8,183,537)	(16,526,342)	(5,123,964)	(430,886)	(11,218,558)	(213,860)	(41,697,147)
Balance as of December 31, 2022	(224,166,113)	(273,212,981)	(71,089,128)	(21,201,477)	(108,514,634)	(3,748,986)	(701,933,319)
Disposal	2,328,480	1,113,988	401,913	605	-	-	3,844,986
Depreciation charge	(5,782,480)	(16,756,910)	(1,992,424)	(204,235)	(7,595,345)	(200,196)	(32,531,590)
Balance as of December 31, 2023	(227,620,113)	(288,855,903)	(72,679,639)	(21,405,107)	(116,109,979)	(3,949,182)	(730,619,923)